Defined Contribution Plan (Details Narrative)	12 Months Ended
Jun. 30, 2016 Number
Defined Contribution Plan
Company's matching contribution percentage	25.00%
Company's matching percentage, percent of gross pay	6.00%
Number of employees enrolled in plan	24